Income Taxes (Net Deferred Tax Assets Included In Consolidated Balance Sheets) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax [Line Items]
Current assets: Deferred income taxes, net	$ 249,458	¥ 20,503,000	¥ 23,239,000
Investments and other assets: Deferred income taxes, net	11,875	976,000	2,934,000
Current liabilities: Other current liabilities, net	(4,854)	(399,000)	(370,000)
Long-term liabilities: Deferred income taxes, net	(48,960)	(4,024,000)	(5,503,000)
Net deferred tax assets	$ 207,519	¥ 17,056,000	¥ 20,300,000